Victory Integrity Mid-Cap Value Fund Expense Example - Class A Shares Class C Shares Class R6 Shares Class Y Shares [Member] - Victory Integrity Mid-Cap Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 671
Expense Example, with Redemption, 3 Years	940
Expense Example, with Redemption, 5 Years	1,228
Expense Example, with Redemption, 10 Years	2,047
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	2,652
Expense Example, with Redemption, 5 Years	4,746
Expense Example, with Redemption, 10 Years	7,457
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	1,026
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	$ 1,202